REDEEMABLE NONCONTROLLING INTEREST - Holders of SPBS (Details) - Series B Redeemable Convertible Preferred Shares - shares	Dec. 31, 2020	Dec. 31, 2019
Shanghai Oriental Pearl Culture Development Co Ltd
Redeemable Noncontrolling Interest
Number of shares	17,258,399	17,258,399
L&A International Holding Limited
Redeemable Noncontrolling Interest
Number of shares	10,180,553	10,180,553